Shareholder Fees {- Fidelity Conservative Income Municipal Bond Fund}	Mar. 01, 2022 USD ($)
12.31 Fidelity Conservative Income Municipal Bond Fund Institutional Class PRO-12 | Fidelity Conservative Income Municipal Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none